EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2013
Computation of Basic Earnings Per Share and Diluted Earnings Per Share

Computation of basic and diluted earnings per share were as follows:

	December 31
	2011	2012	2013
	RMB	RMB	RMB	US$
Numerator:
Net income attributable to ordinary shareholders	879,966,874	993,720,006	1,252,967,928	206,975,555
Numerator for basic earnings per share	879,966,874	993,720,006	1,252,967,928	206,975,555
Numerator for diluted earnings per share	879,966,874	993,720,006	1,252,967,928	206,975,555

Denominator:
Number of shares outstanding, opening	228,019,412	235,234,959	239,252,672	239,252,672
Weighted average number of shares issued	4,104,619	1,911,200	399,925	399,925
Weighted average number of shares repurchased	(119,152)	(349,341)	—	—

Weighted average number of shares outstanding – basic	232,004,879	236,796,818	239,652,597	239,652,597
Dilutive effect of share options	—	4,024,309	7,182,662	7,182,662

Weighted average number of shares outstanding – diluted	232,004,879	240,821,127	246,835,259	246,835,259

Earnings per share:

Basic	3.79	4.20	5.23	0.86
Diluted	3.79	4.13	5.08	0.84